Transmission Line Projects Accounted for under IFRIC 12, 'Service Concession Arrangements' - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about service concession arrangements [line items]
Raw materials and consumables used	₨ 6,956	$ 85	₨ 324	₨ 426
Contract assets outstanding	₨ 7,711		₨ 0		$ 94	$ 0
Transmission Services Agreements (TSA)
Disclosure of detailed information about service concession arrangements [line items]
Term of contract	35 years	35 years
Remaining construction transaction price	₨ 4,315
Operation and maintenance services | $		$ 2,761
Raw materials and consumables used	₨ 6,914